Note 4 - Revenue and Segmental Information (Details Textual)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Statement Line Items [Line Items]
Number of Operating Segments	5
Number of major customers representing more than 10 percent of revenue	1	1	0
Total revenue	$ 15,060,000	$ 22,448,000	$ 23,975,000
Major customer 1 [member]
Statement Line Items [Line Items]
Total revenue	$ 2.6